UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		February 2, 2002

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$893,664

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      289     8600 SH       SOLE                                       8600
                                                              1011    30000 SH       OTHER                                     30000
AMER INTERNATIONAL GROUP INC   COM              026874107    38075   479543 SH       SOLE                   210917            273426
                                                              6077    76545 SH       OTHER                                     76545
AUTOMATIC DATA PROCESSING INC. COM              053015103    41304   701262 SH       SOLE                   317105            390057
                                                              9083   154217 SH       OTHER                                    154217
BANK OF NEW YORK CO INC        COM              064057102    43340  1062260 SH       SOLE                   412091            659269
                                                             21209   519841 SH       OTHER                                    519841
BIOMET INC                     COM              090613100    22096   715099 SH       SOLE                   376572            350077
                                                              2693    87179 SH       OTHER                                     87179
CINTAS CORP                    COM              172908105    35930   748553 SH       SOLE                   346734            409519
                                                              4937   102863 SH       OTHER                                    102863
COCA COLA                      COM              191216100      268     5702 SH       SOLE                                       5702
                                                               347     7370 SH       OTHER                                      7370
COLGATE PALMOLIVE CO           COM              194162103    30510   528317 SH       SOLE                   244036            288881
                                                              3709    64230 SH       OTHER                                     64230
CONCORD EFS INC                COM              206197105    24324   742060 SH       SOLE                   397025            357235
                                                              2471    75410 SH       OTHER                                     75410
COSTCO WHOLESALE CORP NEW      COM              22160K105    27337   615979 SH       SOLE                   333049            292680
                                                              3750    84500 SH       OTHER                                     84500
CVS CORP                       COM              126650100    18050   609823 SH       SOLE                   327688            293585
                                                              2104    71100 SH       OTHER                                     71100
EMC CORP-MASS                  COM              268648102    14577  1084607 SH       SOLE                   561657            540950
                                                              2147   159790 SH       OTHER                                    159790
FASTENAL CO                    COM              311900104    33152   499057 SH       SOLE                   223231            281526
                                                              2903    43710 SH       OTHER                                     43710
GENERAL ELECTRIC CO            COM              369604103    24699   616256 SH       SOLE                   360445            263611
                                                              4324   107908 SH       OTHER                                    107908
HARLEY-DAVIDSON INC            COM              412822108    45163   831593 SH       SOLE                   337566            502477
                                                              5381    99092 SH       OTHER                                     99092
INTEL CORP                     COM              458140100    37714  1199189 SH       SOLE                   515332            696207
                                                             10047   319463 SH       OTHER                                    319463
JOHNSON & JOHNSON              COM              478160104    29795   504157 SH       SOLE                   234829            276528
                                                              6020   101862 SH       OTHER                                    101862
MEDTRONIC INC                  COM              585055106    29740   580746 SH       SOLE                   256430            330616
                                                              5444   106321 SH       OTHER                                    106321
MERCK & CO INC                 COM              589331107    28043   476928 SH       SOLE                   212716            270161
                                                              5451    92716 SH       OTHER                                     92716
MGIC INVT CORP WIS             COM              552848103    30356   491835 SH       SOLE                   230335            267700
                                                              4459    72250 SH       OTHER                                     72250
MICROSOFT CORP                 COM              594918104    49485   746958 SH       SOLE                   306442            448316
                                                             13159   198630 SH       OTHER                                    198630
MOLEX INC CL A                 COM              608554200    28410  1050311 SH       SOLE                   515796            547565
                                                              3599   133068 SH       OTHER                                    133068
OMNICOM GROUP INC              COM              681919106    28445   318365 SH       SOLE                   166664            155651
                                                              2604    29150 SH       OTHER                                     29150
PATTERSON DENTAL CO            COM              703412106    31341   765738 SH       SOLE                   356518            419820
                                                              3324    81220 SH       OTHER                                     81220
ROBERT HALF INTERNATIONAL INC  COM              770323103    18772   703106 SH       SOLE                   284851            431055
                                                              1800    67450 SH       OTHER                                     67450
STATE STREET CORP              COM              857477103    29141   557740 SH       SOLE                   279959            284981
                                                              3618    69251 SH       OTHER                                     69251
WATERS CORP                    COM              941848103    18792   484976 SH       SOLE                   263381            230645
                                                              2816    72695 SH       OTHER                                     72695